SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Rates of Depreciation
Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards
The fair value for options granted in 2013, 2012 and 2011 is estimated at the date of grant with the following weighted average assumptions:

	2013	2012	2011

Dividend yield	0%	0%	0%
Expected volatility	71%-74%	80-100%	76-132%
Risk-free interest	0.3%-0.6%	0.3-0.4%	0.3-2.1%
Expected life (in years)	2.81	1.5-5.5	1.5-5.5

Schedule of Changes in the Liability for Product Warranty
The followings are the changes in the liability for product warranty from January 1, 2011 to December 31, 2013:

Balance at January 1, 2011	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	248

Provision for warranties issued during the year	130
Reduction for payments and costs to satisfy claims	(123)

Balance at December 31, 2012	255

Provision for warranties issued during the year	288
Reduction for payments and costs to satisfy claims	(401)

Balance at December 31, 2013	142